Financial instruments and risk management	12 Months Ended
Dec. 31, 2018
Financial instruments and risk management
Financial instruments and risk management

3.  Financial instruments and risk management

Financial risk management

The Company’s activities are exposed to different financial risks stemmed from exogenous variables which are not under their control but whose effects might be potentially adverse such as: (i) market risk, (ii) credit risk, and (iii) liquidity risk. The Company’s global risk management program is focused on uncertainty in the financial markets and tries to minimize the potential adverse effects on net earnings and working capital requirements. The Company uses derivative financial instruments to hedge part of such risks. The Company does not enter into derivatives for trading or speculative purposes.

The sources of these financial risks exposures are included in both “on balance sheet” exposures, such as recognized financial assets and liabilities, as well as in “off-balance sheet” contractual agreements and on highly expected forecasted transactions. These on and off-balance sheet exposures, depending on their profiles, do represent potential cash flow variability exposure, in terms of receiving less inflows or facing the need to meet outflows which are higher than expected, therefore increase the working capital requirements.

Since adverse movements erode the value of recognized financial assets and liabilities, as well some other off-balance sheet financial exposures such as operating leases, there is a need for value preservation, by transforming the profiles of these fair value exposures.

The Company has a Finance and Risk Management department, which identifies and measures financial risk exposures, in order to design strategies to mitigate or transform the profile of certain risk exposures, which are taken up to the corporate governance level for approval.

Market risk

a)  Jet fuel price risk

Since the contractual agreements with jet fuel suppliers include reference to jet fuel index, the Company is exposed to fuel price risk which might have an impact on the forecasted consumption volumes. The Company’s jet fuel risk management policy aims to provide the Company with protection against increases in jet fuel prices. In an effort to achieve the aforesaid, the risk management policy allows the use of derivative financial instruments available on over the counter (“OTC”) markets with approved counterparties and within approved limits. Aircraft jet fuel consumed in the years ended December 31, 2018, 2017 and 2016 represented 36%,  29% and 28%, of the Company’s operating expenses, respectively.

During the year ended December 31, 2018, the Company entered into US Gulf Coast Jet Fuel 54 Asian Zero-Cost collar options and US Gulf Coast Jet fuel 54 Asian call options designated to hedge 45.6 thousand gallons. Such hedges represent a portion of the projected consumption for the next twelve months. Additionally, as of December 31, 2017, the Company entered into US Gulf Coast Jet fuel 54 Asian call options designated to hedge 61.1 million gallons. Such hedges represented a portion of the projected consumption for the next nine months of operations.

In accordance with IFRS 9 the Company separates the intrinsic value from the extrinsic value of an option contract; as such, the change in the intrinsic value can be designated as hedge accounting. Because extrinsic value (time and volatility values) of the Asian call options is related to a “transaction related hedged item”, it is required to be segregated and accounted for as a cost of hedging in OCI and accrued as a separate component of stockholders’ equity until the related hedged item matures and therefore impacts profit and loss.

The underlying (US Gulf Coast Jet Fuel 54) of the options held by the Company is a consumption asset (energy commodity), which is not in the Company’s inventory. Instead, it is directly consumed by the Company’s fleet at different airport terminals. Therefore, although a non-financial asset is involved, its initial recognition does not generate a book adjustment in the Company’s inventories. Rather, it is initially accounted for in the Company’s OCI and a reclassification adjustment is made from OCI to profit and loss and recognized in the same period or periods in which the hedged item is expected to be allocated to profit and loss. Furthermore, the Company hedges its forecasted jet fuel consumption month after month, which is congruent with the maturity date of the monthly serial Asian call and Zero-Cost collar options.

As of December 31, 2018, 2017 and 2016, the fair value of the outstanding US Gulf Coast Jet Fuel Asian call options was Ps.48,199, Ps.497,403 and Ps.867,809, respectively, as for the Zero-Cost collars it was a (loss) of Ps.(122,948) and is presented as part of the financial assets in the consolidated statement of financial position. (See Note 5). The Company did not hold any position in Zero-Cost collars for the periods ended 2017 and 2016.

The amount of cost of hedging derived from the extrinsic value changes of these options as of December 31, 2018 recognized in other comprehensive income totals Ps.134,096 (the positive cost of hedging in December 2017 and 2016 totals Ps.163,836 and Ps.218,038,  respectively), and will be recycled to the fuel cost during 2019, as these options expire on a monthly basis and the jet fuel is consumed. During the years ended December 31, 2018, 2017 and 2016, the net (positive) /negative cost of these options recycled to the fuel cost was Ps.(402,493),  Ps.26,980 and Ps.305,166, respectively.

The following table includes the notional amounts and strike prices of the derivative financial instruments outstanding as of the end of the year:

	Position as of December 31, 2018
	Jet fuel Asian call and Zero-Cost
	collars option contracts maturities
	1 Half 2019		2 Half 2019		2019 Total
Jet fuel risk Asian Calls
Notional volume in gallons (thousands)*		12,790		13,842		26,632
Strike price agreed rate per gallon (U.S.dollars)**	US$	1.84	US$	1.84	US$	1.84
Approximate percentage of hedge (of expected consumption value)		10%		10%		10%
Jet fuel risk Zero-Cost collars
Notional volume in gallons (thousands)*		18,963		—		18,963
Strike price agreed rate per gallon (U.S. dollars)**	US$	1.91/2.46	US$	—	US$	1.91/2.46
Approximate percentage of hedge (of expected consumption value)		15%		—%		15%
All-in
Approximate percentage of hedge (of expected consumption value)		25%		10%		18%

* US Gulf Coast Jet 54 as underlying asset

** Weighted average

	Position as of December 31, 2017
	Jet fuel Asian call option contracts maturities
	1 Half 2018		2 Half 2018		2018 Total
Jet fuel risk
Notional volume in gallons (thousands)*		69,518		61,863		131,381
Strike price agreed rate per gallon (U.S.dollars)**	US$	1.6861	US$	1.8106	US$	1.7447
Approximate percentage of hedge (of expected consumption value)		60%		50%		55%

* US Gulf Coast Jet 54 as underlying asset

** Weighted average

		Position as of December 31, 2016
	Jet fuel Asian call option contracts maturities
Jet fuel risk	1 Half 2017		2 Half 2017		2017 Total		1 Half 2018		3Q 2018		2018 Total
Notional volume in gallons (thousands)*		55,436		63,362		118,798		62,492		7,746		70,238
Strike price agreed rate per gallon (U.S. dollars)**	US$	1.6245	US$	1.4182	US$	1.5145	US$	1.6508	US$	1.5450	US$	1.6392
Approximate percentage of hedge (of expected consumption value)		51%		53%		52%		45%		10%		24%

* US Gulf Coast Jet 54 as underlying asset

** Weighted average

The following table illustrates the sensitivity of US Gulf Coast Jet Fuel 54 Zero Cost Collars to a reasonably possible change in fuel prices, with all other variables held constant, on the caption of accumulated other comprehensive income. The calculations were made considering a parallel movement of +/-5% in the spot price of the US Gulf Coast Jet 54 as of December 31, 2018:

Sensitivity of position
as of December 31, 2018
effect on equity
(thousands of U.S. dollars)
US Gulf Coast Jet Fuel 54 spot level
+5%	1.67
-5%	(1.51)

b)  Foreign currency risk

Mexican Peso is the functional currency of the Company, a significant portion of its operating expenses are denominated in U.S. dollar; thus, Volaris relies on sustained U.S. dollar cash flows coming from operations in the United States of America and Central America to support part of its commitments in such currency, however there’s still a mismatch. Foreign currency risk arises from possible unfavorable movements in the exchange rate which could have a negative impact in the Company’s cash flows. To mitigate this risk, the Company may use foreign exchange derivative financial instruments.

While most of the Company’s revenue is generated in Mexican pesos, although 32% of its revenues came from operations in the United States of America and Central America for the year ended at December 31, 2018 (30% at December 31, 2017 and 33% at December 31, 2016) and U.S. dollar denominated collections accounted for 38%,  40% and 38%, of the Company’s total collections in 2018, 2017 and 2016, respectively.

Company’s expenditures, particularly those related to aircraft leasing and acquisition, are denominated in U.S. dollar. In addition, although jet fuel for those flights originated in Mexico are paid in Mexican pesos, the price formula is impacted by the Mexican peso /U.S. dollar exchange rate. The Company’s foreign exchange on and off-balance sheet exposure as of December 31, 2018, 2017 and 2016 is as set forth below:

	Thousands of U.S. dollars
	2018		2017		2016
Assets:
Cash and cash equivalents	US$	279,829	US$	344,038	US$	297,565
Other accounts receivable		10,957		13,105		11,619
Aircraft maintenance deposits paid to lessors		329,983		352,142		343,787
Deposits for rental of flight equipment		32,166		25,343		30,025
Derivative financial instruments		3,172		25,204		41,996
Total assets		656,107		759,832		724,992
Liabilities:
Financial debt (Note 5)		155,455		128,296		76,789
Foreign suppliers		51,012		53,729		56,109
Taxes and fees payable		14,823		10,304		6,874
Derivative financial instruments		6,246		—		684
Total liabilities		227,536		192,329		140,456
Net foreign currency position	US$	428,571	US$	567,503	US$	584,536

At April 25, 2019, date of issuance of these financial statements, the exchange rate was Ps.18.9578 per U.S. dollar.

In determining the spot exchange rate to use on initial recognition of the related asset, expense or income (or part of it) on the derecognition of a non-monetary asset or non-monetary liability relating to advance consideration, the date of the transaction is the date on which the Company initially recognizes the non-monetary asset or non-monetary liability arising from the advance consideration. If there are multiple payments or receipts in advance, the Company determines the transaction date for each payment or receipt of advance consideration.

	Thousands of U.S. dollars
	2018		2017		2016
Off-balance sheet transactions exposure:
Aircraft and engine operating lease payments (Note 14)	US$	2,334,767	US$	1,840,316	US$	1,727,644
Aircraft and engine commitments (Note 23)		1,070,187		1,123,377		315,326
Total	US$	3,404,954	US$	2,963,693	US$	2,042,970

During the year ended December 31, 2018 and 2017, the Company entered into foreign currency forward contracts in U.S. dollars to hedge approximately 20% and 9% of its future 12 and 6 months of aircraft rental expenses. A portion of the Company's position foreign currency forwards matured throughout the fourth quarter of 2018 (November & December), all of the Company’s position in foreign currency forward contracts from 2017 matured throughout the second half of the year (August, September, November and December), therefore there was no outstanding balance as of December 31, 2017.

As of December 31, 2018, the unrealized gains of Ps.14,241 relating to the foreign currency forward contracts is included in OCI.

For the year ended December 31, 2018, the net loss on the foreign currency forward contracts is Ps.52,516, which was recognized as part of rental expense in the consolidated statements of operations. For the year ended December 31, 2017, the net loss on the foreign currency forward contracts was Ps.11,290 which was recognized as part of rental expense in the consolidated statements of operations. As there were no foreign currency forward contracts as of December 31, 2016, no impact was recognized in the consolidated statements of operations.

c)  Interest rate risk

Interest rate risk is the risk that the fair value of future cash flows will fluctuate because of changes in market interest rates. The Company’s exposure to the risk of changes in market interest rates relates primarily to the Company’s long-term debt obligations and flight equipment operating lease agreements with floating interest rates.

The Company’s results are affected by fluctuations in certain benchmark market interest rates due to the impact that such changes may have on operational lease payments indexed to the London Inter Bank Offered Rate (“LIBOR”). The Company uses derivative financial instruments to reduce its exposure to fluctuations in market interest rates and accounts for these instruments as an accounting hedge. In most cases, when a derivative can be tailored within the terms and it perfectly matches cash flows of a leasing agreement, it may be designated as a CFH and the effective portion of fair value variations are recorded in equity until the date the cash flow of the hedged lease payment is recognized in the consolidated statements of operations.

During the years ended December 31, 2018 and 2017, the Company did not have any interest rate swaps. As of December 31, 2016, the Company had outstanding hedging contracts in the form of interest rate swaps with notional amount of US$ 70 million and fair value of Ps.14,144, respectively, recorded in liabilities. For the years ended December 31, 2017 and 2016, the reported loss on the interest rate swaps was Ps.13,827 and Ps.48,777, respectively, which was recognized as part of rental expense in the consolidated statements of operations. All the Company’s position in the form of interest rate swaps matured on March 31 and April 30, 2017 consequently there is no outstanding balance as of December 31, 2018 and 2017.

d)  Liquidity risk

Liquidity risk represents the risk that the Company has insufficient funds to meet its obligations.

Because of the cyclical nature of the business, the operations, and its investment and financing needs related to the acquisition of new aircraft and renewal of its fleet, the Company requires liquid funds to meet its obligations.

The Company attempts to manage its cash and cash equivalents and its financial assets, relating the term of investments with those of its obligations. Its policy is that the average term of its investments may not exceed the average term of its obligations. This cash and cash equivalents position is invested in highly-liquid short-term instruments through financial entities.

The Company has future obligations related to maturities of bank borrowings and derivative contracts. The Company’s off-balance sheet exposure represents the future obligations related to operating lease contracts and aircraft purchase contracts. The Company concluded that it has a low concentration of risk since it has access to alternate sources of funding.

The table below presents the Company’s contractual principal payments required on its financial liabilities and the derivative financial instruments fair value:

	December 31, 2018
	Within one		One to five
	year		years		Total
Interest-bearing borrowings:
Pre-delivery payments facilities (Note 5)	Ps.	734,635	Ps.	2,310,939	Ps.	3,045,574
Short-term working capital facilities (Note 5)		461,260		—		461,260
Derivative financial instruments:
Jet fuel Asian Zero-Cost collars options contracts		122,948		—		122,948
Total	Ps.	1,318,843	Ps.	2,310,939	Ps.	3,629,782

	December 31, 2017
	Within one		One to five
	year		years		Total
Interest-bearing borrowings:
Pre-delivery payments facilities (Note 5)	Ps.	1,449,236	Ps.	1,079,152	Ps.	2,528,388
Short-term working capital facilities (Note 5)		948,354		—		948,354
Total	Ps.	2,397,590	Ps.	1,079,152	Ps.	3,476,742

		December 31, 2016
	Within one		One to five
	year		years		Total
Interest-bearing borrowings:
Pre-delivery payments facilities (Note 5)	Ps.	328,845	Ps.	943,046	Ps.	1,271,891
Short-term working capital facilities (Note 5)		716,290		—		716,290

Derivative financial instruments:
Interest rate swaps contracts		14,144		—		14,144
Total	Ps.	1,059,279	Ps.	943,046	Ps.	2,002,325

e)  Credit risk

Credit risk is the risk that any counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Company is exposed to credit risk from its operating activities (primarily for trade receivables) and from its financing activities, including deposits with banks and financial institutions, foreign exchange transactions and other financial instruments including derivatives.

Financial instruments that expose the Company to credit risk involve mainly cash equivalents and accounts receivable. Credit risk on cash equivalents relate to amounts invested with major financial institutions.

Credit risk on accounts receivable relates primarily to amounts receivable from the major international credit card companies.

The Company has a high receivable turnover; hence management believes credit risk is minimal due to the nature of its businesses, which have a large portion of their sales settled in credit cards.

The credit risk on liquid funds and derivative financial instruments is limited because the counterparties are banks with high credit-ratings assigned by international credit-rating agencies.

Some of the outstanding derivative financial instruments expose the Company to credit loss in the event of nonperformance by the counterparties to the agreements. However, the Company does not expect any of its counterparties to fail to meet their obligations. The amount of such credit exposure is generally the unrealized gain, if any, in such contracts.

To manage credit risk, the Company selects counterparties based on credit assessments, limits overall exposure to any single counterparty and monitors the market position with each counterparty. The Company does not purchase or hold derivative financial instruments for trading purposes. At December 31, 2018, the Company concluded that its credit risk related to its outstanding derivative financial instruments is low, since it has no significant concentration with any single counterparty and it only enters into derivative financial instruments with banks with high credit-rating assigned by international credit-rating agencies.

f)  Capital management

Management believes that the resources available to the Company are sufficient for its present requirements and will be sufficient to meet its anticipated requirements for capital expenditures and other cash requirements for the 2018 fiscal year.

The primary objective of the Company’s capital management is to ensure that it maintains healthy capital ratios to support its business and maximize the shareholder’s value. No changes were made in the objectives, policies or processes for managing capital during the years ended December 31, 2018, 2017 and 2016. The Company is not subject to any externally imposed capital requirement, other than the legal reserve (Note 18).